Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	TASEKO MINES LTD
Entity Central Index Key	0000878518
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	282,115,024
Entity Interactive Data Current	Yes